Membership Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Membership Interests [Abstract]
MEMBERSHIP INTERESTS
7. MEMBERSHIP INTERESTS
Contributions
We received cash contributions from our members of $114 million on October 31, 2024. In the nine months ended September 30, 2024, we received the following cash contributions from our members:

Receipt Dates	Amounts
February 16, 2024	$240
May 3, 2024	$240
July 31, 2024	$240
Distributions
The Sempra Order and our LLC Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions (other than contractual tax payments) to our members that would cause us to exceed our debt-to-equity
ratio authorized by the PUCT. The distribution restrictions also include the ability of a majority of our Disinterested Directors, or either of the two member directors designated by Texas Transmission, to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity
ratio commitment). In addition, the distribution restrictions also require us to suspend dividends and other distributions (except for contractual tax payments) if the credit rating on our senior secured debt by any of the three major rating agencies falls below BBB (or the equivalent), unless otherwise allowed by the PUCT.
Our current authorized regulatory capital structure is 57.5% debt to 42.5% equity. The PUCT has the authority to determine what types of debt and equity are included in a utility’s regulatory debt-to-equity
ratio. For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. Equity is calculated as membership interests determined in accordance with GAAP, excluding accumulated other comprehensive loss and the effects of acquisition accounting from a 2007 transaction. At September 30, 2024, our regulatory capitalization was 56.6% debt to 43.4% equity and as a result we had $424 million available to distribute to our members.
In the nine months ended September 30, 2024, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Dates	Payment Dates	Amounts
February 14, 2024	February 15, 2024	$125
April 30, 2024	May 1, 2024	$126
July 30, 2024	July 30, 2024	$125
Membership Interests
The following tables present the changes to membership interests, net of tax:

	Three Months Ended September 30, 2024 and 2023
	Capital Account	AOCI	Total Membership Interests
Balance at June 30, 2024	$15,093	$(199)	$14,894
Net income	324	—	324
Capital contributions	240	—	240
Distributions	(125)	—	(125)
Fair value hedges – unrealized (loss) gain on cross-currency swaps attributable to excluded components (net of tax)	—	(3)	(3)
Defined benefit pension plans	—	1	1

Balance at September 30, 2024	$15,532	$(201)	$15,331

Balance at June 30, 2023	$13,893	$(181)	$13,712
Net income	380	—	380
Capital contributions	115	—	115
Distributions	(149)	—	(149)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	—	1	1

Balance at September 30, 2023	$14,239	$(180)	$14,059

	Nine Months Ended September 30, 2024 and 2023
	Capital Account	AOCI	Total Membership Interests
Balance at December 31, 2023	$14,388	$(180)	$14,208
Net income	800	—	800
Contributions from members	720	—	720
Distributions to members	(376)	—	(376)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	—	2	2
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)	—	(13)	(13)
Fair value hedges – unrealized (loss) gain on cross-currency swaps attributable to excluded components (net of tax)	—	(12)	(12)
Defined benefit pension plans	—	2	2

Balance at September 30, 2024	$15,532	$(201)	$15,331

Balance at December 31, 2022	$13,624	$(162)	$13,462
Net income	683	—	683
Contributions from members	336	—	336
Distributions to members	(404)	—	(404)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	—	2	2
Defined benefit pension plans (a)	—	(20)	(20)

Balance at September 30, 2023	$14,239	$(180)	$14,059

(a)
Includes a $20 million reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

AOCI
The following table presents the changes to AOCI, net of tax:

	Nine Months Ended September 30, 2024 and 2023
	Derivative Hedges	Defined Benefit Pension and OPEB Plans	Total AOCI
Balance at December 31, 2023	$(34)	$(146)	$(180)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	2	—	2
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)	(13)	—	(13)
Fair value hedges – unrealized (loss) gain on cross-currency swaps attributable to excluded components (net of tax)	(12)	—	(12)
Defined benefit pension plans	—	2	2

Balance at September 30, 2024	$(57)	$(144)	$(201)

Balance at December 31, 2022	$(34)	$(128)	$(162)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax)	2	—	2
Defined benefit pension plans (a)	—	(20)	(20)

Balance at September 30, 2023	$(32)	$(148)	$(180)

(a)
Includes a $20 million reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

8. MEMBERSHIP INTERESTS
Contributions
On February 16, 2024, we received cash capital contributions from our members totaling $240 million. During 2023, we received the following cash capital contributions from our members.

Receipt Dates	Amounts
February 13, 2023	$106
April 27, 2023	$115
July 27, 2023	$115
October 26, 2023	$116
Distributions
The Sempra Order and our LLC Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions (other than contractual tax payments) to our members that would cause us to exceed our debt-to-equity
ratio authorized by the PUCT. The distribution restrictions also include the ability of a majority of our Disinterested Directors, or either of the two member directors designated by Texas Transmission, to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity
ratio commitment). In addition, the distribution restrictions also require us to suspend dividends and other distributions (except for contractual tax payments) if the credit rating on our senior secured debt by any of the three major rating agencies falls below BBB (or the equivalent), unless otherwise allowed by the PUCT.
Our current authorized regulatory capital structure is 57.5% debt to 42.5% equity. The PUCT has the authority to determine what types of debt and equity are included in a utility’s regulatory debt-to-equity
ratio. For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. Equity is calculated as membership interests determined in accordance with GAAP, excluding accumulated other comprehensive loss and the effects of acquisition accounting from a 2007 transaction. At December 31, 2023, our regulatory capitalization was 55.8% debt to 44.2% equity and as a result we had $714 million available to distribute to our members.
On February 14, 2024, our board of directors declared a cash distribution of $125 million, which was paid to our members on February 15, 2024. During 2023, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Dates	Payment Dates	Amounts
February 14, 2023	February 15, 2023	$106
April 25, 2023	April 26, 2023	$149
July 25, 2023	July 26, 2023	$149
October 24, 2023	October 25, 2023	$148
AOCI
The following table presents the changes to AOCI for the years ended December 31, 2023, 2022 and 2021 net of tax:

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	AOCI
Balance at December 31, 2020	$(39)	$(112)	$(151)
Defined benefit pension plans	—	17	17
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $0)	3	—	3

Balance at December 31, 2021	(36)	(95)	(131)
Defined benefit pension plans	—	(33)	(33)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	2	—	2

Balance at December 31, 2022	(34)	(128)	(162)
Defined benefit pension plans	—	(18)	(18)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3
Cash flow hedges – loss on settlement (net of tax benefit of $1)	(3)	—	(3)

Balance at December 31, 2023	$(34)	$(146)	$(180)